Income Taxes - Schedule of Income Tax Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expenses [Abstract]
Current tax expenses	€ 500	€ (41)	€ 41
Current tax expense
(Loss) profit before tax for the year	379,154	5,049	4,911
Expected income tax expense	500
Current tax expense	500
Origination and reversal of temporary differences	(1,607)
Recognition of previously unrecognized tax losses	(2)
Deferred tax expense (benefit)	(1,609)
Total income tax benefit	€ (1,109)